Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
569,169	Invesco Senior Loan ETF	$ 11,645,198	2.1
80,816	iShares 1-3 Year Treasury Bond ETF	7,004,323	1.3
385,781	Schwab U.S. TIPS ETF	22,186,265	4.0
140,127	Vanguard Real Estate ETF	9,787,871	1.7

	Total Exchange-Traded Funds
	(Cost $52,883,631)	50,623,657	9.1

MUTUAL FUNDS: 90.4%
	Affiliated Investment Companies: 90.4%
2,889,638	Voya Emerging Markets Index Portfolio - Class P2	27,191,492	4.8
616,734	Voya High Yield Bond Fund - Class R6	4,329,474	0.8
12,008,464	Voya International Index Portfolio - Class P2	98,829,659	17.7
1,637,514	Voya Russell Mid Cap Index Portfolio - Class P2	16,424,262	2.9
1,101,409	Voya Russell Small Cap Index Portfolio - Class P2	11,036,118	2.0
10,682,860	Voya U.S. Bond Index Portfolio - Class P2	119,541,209	21.4
16,616,882	Voya U.S. Stock Index Portfolio - Class P2	227,651,280	40.8

	Total Mutual Funds
	(Cost $568,708,292)	505,003,494	90.4

	Total Investments in Securities (Cost $621,591,923)	$ 555,627,151	99.5
	Assets in Excess of Other Liabilities	2,647,974	0.5
	Net Assets	$ 558,275,125	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,623,657	$–	$–	$50,623,657
Mutual Funds	505,003,494	–	–	505,003,494
Total Investments, at fair value	$555,627,151	$–	$–	$555,627,151
Other Financial Instruments+
Futures	2,021,344	–	–	2,021,344
Total Assets	$557,648,495	$–	$–	$557,648,495

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Liabilities Table
Other Financial Instruments+
Futures	$(1,031,789)	$–	$–	$(1,031,789)
Total Liabilities	$(1,031,789)	$–	$–	$(1,031,789)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$32,226,031	$3,697,108	$(742,317)	$(7,989,330)	$27,191,492	$-	$(149,269)	$-
Voya High Yield Bond Fund - Class R6	-	4,078,201	(13,905)	265,178	4,329,474	7,649	(253)	-
Voya International Index Portfolio - Class P2	112,438,084	15,885,992	(1,562,078)	(27,932,339)	98,829,659	-	(93,120)	-
Voya Russell Mid Cap Index Portfolio - Class P2	18,730,661	3,500,562	(460,158)	(5,346,803)	16,424,262	-	(118,651)	-
Voya Russell Small Cap Index Portfolio - Class P2	12,646,292	2,904,821	(445,874)	(4,069,121)	11,036,118	-	(92,654)	-
Voya U.S. Bond Index Portfolio - Class P2	128,755,210	12,646,042	(23,343,440)	1,483,397	119,541,209	956,705	2,040,545	-
Voya U.S. Stock Index Portfolio - Class P2	259,543,098	31,683,427	(9,068,891)	(54,506,354)	227,651,280	0	599,076	-
	$564,339,376	$74,396,153	$(35,636,663)	$(98,095,372)	$505,003,494	$964,354	$2,185,674	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	96	06/19/20	$5,508,480	$698,048
S&P 500® E-Mini	43	06/19/20	5,524,855	316,940
U.S. Treasury Ultra Long Bond	51	06/19/20	11,315,625	1,006,356
			$22,348,960	$2,021,344
Short Contracts:
Mini MSCI EAFE Index	(71)	06/19/20	(5,535,515)	(413,562)
U.S. Treasury 10-Year Note	(122)	06/19/20	(16,919,875)	(618,227)
			$(22,455,390)	$(1,031,789)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $623,879,973.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,426,011
Gross Unrealized Depreciation	(76,689,278)
Net Unrealized Depreciation	$(67,263,267)